Northern Lights Fund Trust

Grant Park Multi Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Grant Park Multi Strategies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 23, 2013, (SEC Accession No. 0000910472-13-005431).